REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
REVENUE
Schedule of disaggregates revenue by service type and the timing of when these services are provided to the member or customer

The following table disaggregates revenue by service type and the timing of when these services are provided to the member or customer (in thousands):

	Year Ended December 31,
	2021	2020	2019
Services transferred at a point in time:
Flights, net of discounts and fees	$873,724	$495,419	$334,263
Aircraft management	215,368	124,881	—
Other	20,910	9,392	4,781

Services transferred over time:
Memberships	69,592	54,622	45,868
Aircraft management	9,897	7,848	—
Other	4,768	2,819	—
Total	$1,194,259	$694,981	$384,912

Schedule of deferred revenue

Deferred revenue consists of the following (in thousands):

	December 31, 2021	December 31, 2020
Flights - Prepaid Blocks and jet cards	$876,750	$609,490
Memberships - annual dues	47,069	32,016
Memberships - initiation fees	4,072	3,870
Flights - credits	6,633	7,291
Other	960	411
Deferred revenue - total	935,484	653,078

Less: Deferred revenue - current	(933,527)	(651,096)
Deferred revenue - non-current	$1,957	$1,982

Changes in deferred revenue for the year ended December 31, 2021 were as follows (in thousands):

Deferred revenue - beginning balance	$653,078
Amounts deferred during the period	1,242,645
Revenue recognized from amounts included in the deferred revenue beginning balance	(457,202)
Revenue from current period sales	(503,037)
Deferred revenue - ending balance	$935,484